CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statement of Cash Flows [Abstract]
Net income	$ 49,517	$ 32,072
Depreciation and amortization	58,966	49,366
Deferred income taxes	(137)	863
Provision for pension and postretirement benefits	7,571	8,301
Stock-based compensation expense	5,165	4,910
Gain on disposals of property, plant and equipment	(56)	(2,014)
Postretirement benefit claims paid	(738)	(679)
Contributions to pension plans	(22,542)	(27,369)
Asset impairment charges	2,896	0
Receivables - trade and other	(43,448)	36,044
Inventories	0	(48,111)
Prepaid expenses and other current assets	9,231	22,358
Accounts payable	(4,864)	42,210
Accrued income taxes	2,772	561
Deferred revenues	150	16,306
Billings in excess of costs and estimated profits on uncompleted contracts	0	11,489
Other current liabilities	(14,279)	(38,042)
Net changes in other noncurrent assets and liabilities	13,077	5,605
Net cash provided by operations	63,281	113,870
Capital expenditures	(138,105)	(361,140)
(Increase) decrease in restricted cash	(10,621)	425
Proceeds from disposals of property, plant and equipment	928	2,704
Net cash used in investing activities	(147,798)	(358,011)
Repayments of borrowings	(12,312)	(12,329)
Excess tax benefits from stock-based compensation	276	864
Proceeds from stock options and other	214	7,781
Net cash used in financing activities	(11,822)	(3,684)
DECREASE IN CASH AND CASH EQUIVALENTS	(96,339)	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 342,514	$ 189,654